Share option scheme and Restricted Stock Units - Movement in share options (Details)				3 Months Ended
	Apr. 23, 2018 shares	Apr. 18, 2018 shares	Mar. 16, 2018 shares	Apr. 30, 2018 GBP (£) shares	Apr. 30, 2017 GBP (£) shares
Share Options
Outstanding beginning balance (in Pounds per share) | £				£ 1.43	£ 1.17
Granted during the period (in Pounders per share) | £				2.05	1.85
Exercised during the period (in Pounds per share) | £				1.08	0.20
Lapsed/surrendered during the period (in Pounds per share) | £				1.43	1.48
Outstanding ending balance (in Pounds per share) | £				£ 1.61	£ 1.27
Outstanding beginning balance (in shares) | shares				8,577,236	7,383,401
Granted during the period (in shares) | shares				3,461,428	1,237,524
Exercised during the period (in shares) | shares	(48,981)	(38,850)	(4,216)	(92,047)	(16,667)
Lapsed/surrendered during the period (in shares) | shares				(250,000)	(100,000)
Outstanding ending balance (in shares) | shares				11,696,617	8,504,258
RSU's
Outstanding beginning balance (in Pounds per share) | £				£ 0.01	£ 0.00
Granted during the period (in Pounds per share) | £				0.01	0.00
Outstanding ending balance (in Pounds per share) | £				£ 0.01	£ 0.00
Outstanding beginning balance (in shares) | shares				275,877	0
Granted during the period (in shares) | shares				121,950	0
Outstanding ending balance (in shares) | shares				397,827	0